Convertible Loan (Tables)	12 Months Ended
Mar. 31, 2023
Borrowings [Abstract]
Schedule of liability component and derivative component of convertible loan [Table Text Block]

Liability Component

Balance, March 31, 2021	$6,290,741
Principal payment	(3,000,000)
Interest payment	(1,057,336)
Accretion and interest	3,365,602
Balance, March 31, 2022	5,599,007
Principal payment	(3,000,000)
Interest payment	(817,336)
Accretion and interest	2,947,013
Balance, March 31, 2023	$4,728,684

Derivative Component

Balance, March 31, 2021	$15,737,578
Change in fair value of liability	(10,751,224)
Balance, March 31, 2022	4,986,354
Change in fair value of liability	(4,504,356)
Balance, March 31, 2023	$481,998